DISCONTINUED OPERATIONS - Carrying amounts of assets and liabilities (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Prepaid expenses - current portion			$ 20,000
Deposits in real estate under contract	53,395	82,145
Deposit			3,500
Real estate held for sale	230,088	1,035,570
Assets of discontinued operations	283,483	1,117,715	23,500
Liabilities:
Accounts payable and accrued expenses	30,664	30,664
Liabilities of discontinued operations	$ 30,664	$ 30,664